Equity - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income for the year attributable to the Owners of the Company	$ 118,400	$ 92,957	$ 122,476
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	148,207,379	147,221,698	135,983,968
Basic earnings (loss) per share from continuing operations	$ 0.79888	$ 0.63141	$ 0.90066
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	148,679,965	147,226,334	135,983,968
Diluted earnings per thousand shares (USD per share)	$ 0.79634	$ 0.63139	$ 0.90066